Fair value measurement - Fair value hierarchy of assets and liabilities measured at fair value (Details) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	¥ 137,070	¥ 112,353	[1]
Total Liabilities	126,654	101,584	[1]
Recurring
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	63,390	44,748
Total Liabilities	63,362	44,889
Recurring | Crypto Borrowings
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	62,844	44,479
Recurring | Public Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	504	398
Recurring | Private Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	14	12
Recurring | Cryptocurrencies
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	63,246	44,680
Recurring | Derivatives
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	144	68
Recurring | Level 1
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	63,258	44,702
Total Liabilities	63,348	44,878
Recurring | Level 1 | Crypto Borrowings
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	62,844	44,479
Recurring | Level 1 | Public Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	504	398
Recurring | Level 1 | Private Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	0	0
Recurring | Level 1 | Cryptocurrencies
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	63,246	44,680
Recurring | Level 1 | Derivatives
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	12	22
Recurring | Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	0	0
Total Liabilities	0	0
Recurring | Level 2 | Crypto Borrowings
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	0	0
Recurring | Level 2 | Public Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	0	0
Recurring | Level 2 | Private Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	0	0
Recurring | Level 2 | Cryptocurrencies
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	0	0
Recurring | Level 2 | Derivatives
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	0	0
Recurring | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	132	46
Total Liabilities	14	12
Recurring | Level 3 | Crypto Borrowings
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	0	0
Recurring | Level 3 | Public Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	0	0
Recurring | Level 3 | Private Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	14	12
Recurring | Level 3 | Cryptocurrencies
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	0	0
Recurring | Level 3 | Derivatives
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	¥ 132	¥ 46

[1]	* The comparative information is restated due to the adjustments made to the provisional amounts of Next Finance's identifiable assets acquired and liabilities assumed. See Note 1 “Reporting Entity"